Fair Value of Financial Instruments - Fair Values and Related Carrying Values of Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Long-term Debt
Long term debt Fair value	$ 650,000	$ 425,000	$ 425,000
Carrying Amount [Member] | 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]
Long-term Debt
Long term debt Fair value		300,000	300,000
Carrying Amount [Member] | 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Long-term Debt
Long term debt Fair value		125,000
Carrying Amount [Member] | 2.125% Convertible Senior Notes due July 2012 [Member]
Long-term Debt
Long term debt Fair value		0	125,000
Carrying Amount [Member] | 7.50% Senior Notes, due August 2020 [Member]
Long-term Debt
Long term debt Fair value	225,000	0
Carrying Amount [Member] | 9.125% Senior Notes, due April 2018 [Member]
Long-term Debt
Long term debt Fair value	425,000	425,000
Fair Value [Member]
Long-term Debt
Long term debt Fair value	679,750	453,688	438,204
Fair Value [Member] | 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]
Long-term Debt
Long term debt Fair value		320,250	315,000
Fair Value [Member] | 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]
Long-term Debt
Long term debt Fair value		133,438
Fair Value [Member] | 2.125% Convertible Senior Notes due July 2012 [Member]
Long-term Debt
Long term debt Fair value		0	123,204
Fair Value [Member] | 7.50% Senior Notes, due August 2020 [Member]
Long-term Debt
Long term debt Fair value	225,000	0
Fair Value [Member] | 9.125% Senior Notes, due April 2018 [Member]
Long-term Debt
Long term debt Fair value	$ 454,750	$ 453,688